Property and equipment - Components & Movements (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,529,570
Additions	2,120,893
Ending balance	3,712,937	$ 2,529,570
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,598,857	4,002,767
Additions	1,496,918	618,002
Impairment		(21,912)
Acquired through business combination	42,552
Ending balance	6,138,327	4,598,857
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,069,287)	(2,025,286)
Depreciation	356,103	63,118
Impairment		(19,117)
Ending balance	(2,425,390)	(2,069,287)
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,547
Ending balance	211,706	40,547
Computer equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	549,659	521,988
Additions	245,984	27,671
Acquired through business combination	13,585
Ending balance	809,228	549,659
Computer equipment | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(509,112)	(491,906)
Depreciation	88,410	17,206
Ending balance	(597,522)	(509,112)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	180,257
Ending balance	410,577	180,257
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,621,899	1,621,899
Additions	384,092
Acquired through business combination	28,967
Ending balance	2,034,958	1,621,899
Machinery and equipment | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,441,642)	(1,421,613)
Depreciation	182,739	20,029
Ending balance	(1,624,381)	(1,441,642)
Automobile
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	284,416
Ending balance	254,952	284,416
Automobile | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	306,164	21,912
Additions	30,495	306,164
Impairment		(21,912)
Ending balance	336,659	306,164
Automobile | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,748)	(18,782)
Depreciation	59,959	22,083
Impairment		(19,117)
Ending balance	(81,707)	(21,748)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	84,116
Ending balance	811,325	84,116
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	180,901	165,006
Additions	752,204	15,895
Ending balance	933,105	180,901
Leasehold improvements | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(96,785)	(92,985)
Depreciation	24,995	3,800
Ending balance	(121,780)	(96,785)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,940,234
Ending balance	2,024,377	1,940,234
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,940,234	1,671,962
Additions	84,143	268,272
Ending balance	$ 2,024,377	$ 1,940,234